Expense Example - AIG Strategic Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years
USD ($)	719	1,022	1,346	2,263	335	724	1,240	2,451	255	480	829	1,813